UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21214

Opus Investment Trust

(Exact name of registrant as specified in charter)

440 Lincoln Street

Worcester, Massachusetts 01653

(Address of principal executive offices) (Zip code)

Sheila B. St. Hilaire, Trust Secretary

Allmerica Financial

440 Lincoln Street

Worcester, Massachusetts 01653

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-508-855-1000

Date of Fiscal Year End: September 30

Date of Reporting Period: December 31, 2005

Item 1.	Schedule of Investments.

OPUS CASH RESERVES

PORTFOLIO OF INVESTMENTS - December 31, 2005 (Unaudited)

Par Value		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 35.4%
	Fannie Mae - 4.9%
$4,000,000	4.20%, 5/09/2006 (a)	$3,999,722

	Federal Home Loan Bank - 30.5%
10,000,000.00	3.25%, 1/03/06 (b)	9,998,195
10,000,000.00	3.30%, 1/03/06 (b)	9,998,167
1,000,000	3.75%, 4/25/06 (c)	1,000,000
4,000,000	4.05%, 6/14/06 (a)	3,999,706

		24,996,068

	Total U.S. Government Agency Obligations
	(cost $28,995,790)	28,995,790

CORPORATE NOTES (a) - 14.0%
	Auto Manufacturers - 2.4%
2,000,000	BMW U.S. Capital LLC (d)
	4.34%, 1/16/07	2,000,000

	Banks - 6.1%
2,000,000	Credit Suisse First Boston (NY Branch)
	4.30%, 1/06/06	2,000,002
3,000,000	Wells Fargo & Co., MTN
	4.35%, 2/02/07	3,000,000

		5,000,002

	Banks - Foreign Banks & Branches - 3.7%
3,000,000	Nordea Bank AB (d)
	4.34%, 1/11/07	3,000,000

	Securities Broker - 1.8%
1,500,000	Merrill Lynch & Co., MTN
	4.27%, 1/16/07	1,500,000

	Total Corporate Notes
	(cost $11,500,002)	11,500,002

COMMERCIAL PAPER (b) - 29.2%
	Banks - Foreign Banks & Branches - 4.9%
4,000,000	Rabobank USA Finance Corp.
	4.00%, 1/03/06	3,999,111

	Diversified Financial Services - 19.4%
4,000,000	Albis Capital Corp. (d)
	4.35%, 1/19/06	3,991,360
4,000,000	Manhattan Asset Funding (d)
	4.20%, 1/03/06	3,999,073
4,000,000	Master Funding LLC (d)
	4.30%, 2/07/06	3,982,528
4,000,000	Sheffield Receivables (d)
	4.17%, 1/03/06	3,999,080

		15,972,041

	Securities Broker - 4.9%
4,000,000	Lehman Brothers Holdings
	4.05%, 1/03/06	3,999,100

	Total Commercial Paper
	(cost $23,970,252)	23,970,252

CERTIFICATES OF DEPOSIT - 17.1%
3,000,000	Deutsche Bank (NY Branch)
	4.17%, 1/12/06	2,999,864
4,000,000	Dexia Credit (NY Branch)
	4.28%, 1/30/06	4,000,016
4,000,000	Natexis Bank (NY Branch)
	4.04%, 2/01/06	4,000,000
3,000,000	Wilmington Trust Co.
	4.33%, 3/03/06	3,000,000

	Total Certificates of Deposit
	(cost $13,999,880)	13,999,880

Shares
INVESTMENT COMPANIES - 4.5%
2,001,398	Barclays Prime Money Market Fund	2,001,398
1,699,729	Merrill Lynch Premier Institutional Fund	1,699,729

	Total Investment Companies
	(cost $3,701,127)	3,701,127

Total Investments-100.2%
(Cost $82,167,051)		82,167,051

Net Other Assets and Liabilities —(0.2)%		(150,336)

Total Net Assets—100.0%		$82,016,715

(a)	Variable rate security. The rate shown reflects rate in effect at period end.

(b)	Effective yield at time of purchase.

(c)	Coupon rate increases periodically based upon a predetermined schedule. Stated rate in effect at period end.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold, in transactions exempt from registration, to qualified institutional buyers. At December 31, 2005, these securities amounted to $20,972,041 or 25.6% of net assets. These securities have been deemed to be liquid in accordance with procedures established by the Board of Trustees.

MTN Medium Term Note

FEDERAL INCOME TAX INFORMATION

At December 31, 2005, the aggregate cost of investment securities for tax purposes was $82,167,051.

SECURITY VALUATION

Investments are valued utilizing the amortized cost valuation method, permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. This method involves valuing a portfolio security initially at it’s cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in other investment companies are valued at net asset value.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded that, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of the date within 90 days of the filing date of this report on Form N-Q, such disclosure controls and procedures provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons.

(b)	Changes to internal control over financial reporting: Not applicable.

Item 3.	Exhibits.

A separate certification by the registrant’s principal executive officer and principal financial, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Opus Investment Trust

Date: January 23, 2006	By:	/s/ JOHN P. KAVANAUGH
John P. Kavanaugh
President and Chairman

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: January 23, 2006	By:	/s/ JOHN P. KAVANAUGH
John P. Kavanaugh
President and Chairman (Principal Executive Officer)

Date: January 23, 2006	By:	/s/ PAUL S. BELLANY
Paul S. Bellany
Assistant Vice President and Treasurer (Principal Financial Officer)